Operating segment information	12 Months Ended
Dec. 31, 2017
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Operating segment information
21.	Operating segment information

For the years ended December 31, 2017 and 2016, The Company was divided into two operating segments corresponding to its two primary business models. The first segment related to pursuing equity investments into Licensed Producers in Canada, (“Investing Segment”). The second segment related to production and sale of medical cannabis through the Company’s wholly-owned subsidiaries, OGBC and Peace Naturals (Note 6), (“Operating Segment”). Reporting by operating segment follows the same accounting policies as those used to prepare the consolidated financial statements.

The operating segments are presented in accordance with the same criteria used for internal reporting prepared for the chief operating decision-makers responsible for allocating resources and assessing performance. Inter-segment transactions are recorded at the stated values as agreed to by the segments.

As at December 31, 2017 and 2016, substantially all of the Company’s assets were located in Canada.

For the year ended December 31, 2017:

	Investing segment	Operating segment	Inter-segment elimination	2017
Statement of Operations
Product sales	$—	$4,082	$—	$4,082
Share of income from equity investment	165	—	—	165
Unrealized gain on revaluation of biological assets	—	11,620	—	11,620
Production costs	—	3,983	—	3,983
Inventory expensed as cost of sales	—	4,489	—	4,489
Gain on disposition and revaluation of other investments	4,858	—	—	4,858
Intercompany revenue	624	—	(624)	—
Stock-based compensation	1,862	—	—	1,862
Interest expense	1	600	(475)	126
Depreciation	71	470	—	541
Net income (loss)	(368)	3,382	(523)	2,491
Consolidated Statement of Financial Position
Total assets	$151,998	$70,198	$(121,167)	$101,029
Total liabilities	979	67,957	(54,275)	14,661

Shareholders’ equity	$151,019	$2,241	$(66,892)	$86,368

Other information
Property, plant and equipment	$1,153	$53,175	$1,844	$56,172
Addition of property, plant, and equipment	138	42,908	—	43,046

For the year ended December 31, 2016:

	Investing	Operating	Inter-segment
	segment	segment	elimination	2016
Consolidated Statement of Operations
Product sales	$—	$554	$—	$554
Share of income from Whistler investment	163	—	—	163
Unrealized gain on revaluation of biological assets	—	2,179	—	2,179
Production costs	—	356	—	356
Inventory expensed to cost of sales	—	384	—	384
Reversal of impairment loss on loan receivable	725	—	—	725
Loss on revaluation of other investments	(310)	—	—	(310)
Intercompany revenue	437	—	(437)	—
Stock-based payments	307	—	—	307
Interest expense	78	350	(196)	(232)
Depreciation	62	323	(2)	382
Net income (loss)	(1,381)	(379)	570	(1,190)
Consolidated Statement of Financial Position
Total assets	$59,046	$16,429	$(32,575)	$42,900
Total liabilities	24,558	17,577	(32,912)	9,223

Shareholders’ equity	$34,488	$(1,148)	$337	$33,677

Other information
Property, plant and equipment	$1,085	$10,872	$2,165	$14,122
Purchase of property, plant, and equipment	—	1,496	27	1,523